Accumulated other comprehensive loss - Schedule of Changes in Accumulated Other Comprehensive Loss by Component Net of Tax (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 809.9	$ 816.7
Other comprehensive income (loss) before reclassifications	109.3	37.5
Amounts reclassified from accumulated other comprehensive loss	2.1	(3.0)
Net current period other comprehensive (loss) income	111.4	34.5
Ending balance	1,090.1	809.9
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax
Beginning balance	(389.9)	(424.4)
Ending balance	(278.5)	(389.9)
Cash Flow Hedges [Member]
AOCI Attributable to Parent, Net of Tax
Beginning balance	0.0	0.0
Other comprehensive income (loss) before reclassifications	4.4	0.0
Amounts reclassified from accumulated other comprehensive loss	2.3	0.0
Net current period other comprehensive (loss) income	6.7	0.0
Ending balance	6.7	0.0
Defined Benefit Pension Items [Member]
AOCI Attributable to Parent, Net of Tax
Beginning balance	1.2	3.0
Other comprehensive income (loss) before reclassifications	(2.2)	1.2
Amounts reclassified from accumulated other comprehensive loss	(0.2)	(3.0)
Net current period other comprehensive (loss) income	(2.4)	(1.8)
Ending balance	(1.2)	1.2
Currency Translation Items [Member]
AOCI Attributable to Parent, Net of Tax
Beginning balance	(391.1)	(427.4)
Other comprehensive income (loss) before reclassifications	107.1	36.3
Amounts reclassified from accumulated other comprehensive loss	0.0	0.0
Net current period other comprehensive (loss) income	107.1	36.3
Ending balance	$ (284.0)	$ (391.1)